Group assets and liabilities - measurement - Valuation approach for level 2 (Details) - At fair value - Debt securities - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Group assets and liabilities - measurement
Financial assets	£ 160,305	£ 171,374
Level 2
Group assets and liabilities - measurement
Financial assets	106,892	115,141
Level 2 | Internal valuation
Group assets and liabilities - measurement
Financial assets	£ 13,871	£ 13,910